STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ (264)	$ (305)	$ 338
Adjustments to reconcile net income to net cash used in operating activities (Appendix)		(2)	(323)
Net cash provided by (used in) continuing operating activities	(264)	(307)	15
Cash flows from investing activities:
Sale of property and equipment			42
Net cash provided by investing activities			42
Cash flows from financing activities:
Dividend paid		(270)
Net cash used in financing activities		(270)
Increase (Decrease) in cash and cash equivalents	(264)	(577)	57
Cash and cash equivalents at beginning of year	4,801	5,378	5,321
Cash and cash equivalents at end of year	4,537	4,801	5,378
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	2	3	3
Capital loss from sale of fixed assets			17
Decrease in accrued severance pay, net			(290)
Decrease (increase) in assets:
Trade accounts receivable			39
Other receivables and prepaid expenses	(20)	22	(16)
Inventories	(64)		140
Increase (decrease) in liabilities:
Trade accounts payable	72	(1)	(29)
Other payables and accrued expenses	10	(26)	(187)
Adjustments to reconcile net loss to net cash used in operating activities		$ (2)	$ (323)